                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805

February 21, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4
          File No. 333-70728 and 333-70730

Dear Sirs:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H, a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR the Post-Effective Amendment.

     An additional post-effective amendment will be filed on or before May 1, 2006 to include financial statements for the separate account and the issuer, to file required consents and exhibits, and to make certain other changes as permitted by Rule 485(b).

     Please direct any comments and questions regarding the registration statement to Arnold Bergman at (617) 663-2184.

Very truly yours,


/s/ Arnold R. Bergman
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Arnold R. Bergman
Chief Counsel Annuities